UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Fiera Capital STRONG Nations Currency Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Principal Amount	Currency	Value
AUSTRALIA - 7.89%
Foreign Government Bonds - 7.89%
Australian Government Bond
4.250%, 07/21/2017	2,000,000	AUD	$1,491,721
3.250%, 10/21/2018	2,500,000	AUD	1,900,884
1.750%, 11/21/2020	3,250,000	AUD	2,417,067
TOTAL AUSTRALIA (Cost $5,861,278)			5,809,672

CANADA - 1.76%
Foreign Government Bond - 1.76%
Canadian Government Bond
0.500%, 11/01/2018	1,750,000	CAD	1,292,773
TOTAL CANADA (Cost $1,303,400)			1,292,773
	Shares
GOLD - 7.79%
iShares Gold Trust (a)	235,362	USD	2,871,416
SPDR Gold Shares (a)	23,774	USD	2,867,620
TOTAL GOLD (Cost $5,212,931)			5,739,036
	Principal Amount
NEW ZEALAND - 7.77%
Foreign Government Bonds - 7.77%
New Zealand Government Bond
6.000%, 12/15/2017	3,000,000	NZD	2,173,407
5.000%, 03/15/2019	4,750,000	NZD	3,546,351
TOTAL NEW ZEALAND (Cost $5,584,526)			5,719,758

UNITED STATES - 60.50%	Shares
Short-Term Investments - 6.71%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.640% (b)	4,941,845	USD	4,941,845

	Principal Amount
U.S. Government Notes/Bonds - 50.54%
United States Treasury Note/Bond
1.250%, 12/31/2018	4,000,000	USD	4,001,172
0.750%, 02/15/2019	1,000,000	USD	991,699
0.750%, 07/15/2019	5,000,000	USD	4,943,650
1.000%, 11/30/2019	5,000,000	USD	4,958,205
1.250%, 01/31/2020	10,000,000	USD	9,966,410
1.375%, 04/30/2020	500,000	USD	499,258
1.375%, 08/31/2020	6,000,000	USD	5,976,330
1.125%, 06/30/2021	6,000,000	USD	5,876,604
			37,213,328
U.S. Treasury Bills - 3.25%
0.622%, 06/22/2017 (c)	2,000,000	USD	1,999,166
0.753%, 12/07/2017 (c)	400,000	USD	397,856
			2,397,022
TOTAL UNITED STATES (Cost $44,908,375)			44,552,195

Total Investments (Cost $62,870,510) - 85.71%			63,113,434
Other Assets in Excess of Liabilities - 14.29%			10,520,640
TOTAL NET ASSETS - 100.00%			$73,634,074

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Seven day yield as of May 31, 2017.
(c) Rate shown is effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
NZD – New Zealand Dollar

Fiera Capital STRONG Nations Currency Fund
Schedule of Open Forward Currency Contracts
May 31, 2017 (Unaudited)

Purchase Contracts:
Counterparty of Contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at May 31, 2017	Currency to be Delivered	U.S. $ Value on Origination Date	Unrealized Appreciation (Depreciation)
CITI	5,510,000	6/27/2017	CHF	$5,699,353	USD	$5,674,562	$24,791
STC	138,200,000	6/27/2017	CZK	5,902,009	USD	5,857,421	44,588
STA	56,555,000	6/27/2017	MXN	3,018,871	USD	3,013,053	5,818
CITI	7,700,000	6/27/2017	SGD	5,566,733	USD	5,553,752	12,981
JPM	3,650,000,000	6/27/2017	CLP	5,412,100	USD	5,457,291	(45,191)
STC	20,150,001	6/27/2017	ILS	5,696,388	USD	5,626,763	69,625
JPM	31,200,000	6/27/2017	NOK	3,694,265	USD	3,736,281	(42,016)
STA	48,700,000	6/27/2017	SEK	5,612,326	USD	5,605,562	6,764
STA	166,300,000	6/27/2017	TWD	5,533,379	USD	5,560,013	(26,634)
							$50,726

Sale Contracts:
Counterparty of Contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at May 31, 2017	Currency to be Delivered	Value on Origination Date	Unrealized Appreciation (Depreciation)
STA	3,445,000	6/27/2017	USD	$(2,558,672)	AUD	$(2,573,691)	$15,019
STC	3,400,000	6/27/2017	USD	(2,407,533)	NZD	(2,374,118)	(33,415)
							$(18,396)
							$32,330

Counterparty abbreviations:
CITI - Citigroup, Inc.
JPM - J.P Morgan Chase Bank, N.A.
STA - State Street Bank & Trust Co.
STC - Standard Chartered Bank

Currency abbreviations:
AUD - Australian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CZK - Czech Republic Koruna
ILS - Israeli Shekel
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwan Dollar
USD - U.S. Dollar

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$62,870,510
Gross unrealized appreciation	852,283
Gross unrealized appreciation on forwards	179,586
Gross unrealized depreciation	(609,359)
Gross unrealized depreciation on forwards	(147,256)
Net unrealized appreciation	$275,254

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedure approved by the Trust's Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security's last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at net asset value ("NAV") of such companies for purchase and/or redemption orders placed on that day.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

The Fund may enter into foreign currency forward exchange contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below, under Summary of Fair Value Exposure.

Summary of Fair Value Exposure at May 31, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions n determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equities (1):
Gold Funds	$5,739,036	$-	$-	$5,739,036
Total Equities	$5,739,036	$-	$-	$5,739,036
Fixed Income (1):
Foreign Government Bonds	-	12,822,203	-	12,822,203
U.S. Treasury Bills	-	2,397,022	-	2,397,022
U.S. Government Notes/Bond	-	37,213,328	-	37,213,328
Total Fixed Income	$-	$52,432,553	$-	$52,432,553
Short-Term Investments	4,941,845	-	-	4,941,845
Total Investments in Securities	$10,680,881	$52,432,553	$-	$63,113,434
				$-
Other Financial Instruments (2)	$-	$32,330	$-	$32,330

(1) See the Schedule of Investments for geographic classifications.
(2) Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
See Schedule of Open Forward Currency Contracts for a list of purchases and sales contracts.

There were no transfers between levels for the Fund during the period ended May 31, 2017.
The Fund held no Level 3 securities throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2017 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Foreign Exchange Contracts - Forwards	Appreciation on forward currency exchange contracts	179,586	Depreciation on forward currency exchange contracts	147,256
Total		$179,586		$147,256

The effect of derivative instruments on income for the fiscal period ended May 31, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments			Forwards
Foreign Exchange Contracts			(120,750)
Total			$(120,750)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments			Forwards
Foreign Exchange Contracts			(310,346)
Total			$(310,346)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  July 24, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  July 24, 2017

* Print the name and title of each signing officer under his or her signature.